UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-8076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments - July 31, 2006 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.02%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-89.34%

Asia-1.85%

Diversified Telecommunication Services-1.85%
TVG Asian Communications Fund II, L.P. † ‡ # (Cost $2,691,985)	3,661,411	$2,329,569

Brazil-5.70%

Diversified Telecommunication Services-3.25%
Brasil Telecom Participações S.A.	74,500,000	959,301
Brasil Telecom Participações S.A., ADR ¥	22,000	686,840
Tele Norte Leste Participações S.A.	27,700	789,791
Tele Norte Leste Participações S.A., ADR ¥	124,800	1,656,096
Telecomunicações de São Paulo S.A., ADR	200	4,340
		4,096,368

Media-1.01%
Net Servicos de Comunicacao S.A., ADR † ¥	105,800	592,480
Vivax S.A. †	43,600	675,705
		1,268,185

Wireless Telecommunication Services-1.44%
Tim Participações S.A., ADR	41,300	1,024,240
Vivo Participações S.A., ADR ¥	312,800	788,256
		1,812,496
Total Brazil (Cost $7,765,537)		7,177,049

China-14.98%

Diversified Telecommunication Services-1.19%
China Telecom Corp. Ltd.	4,543,000	1,499,183

Wireless Telecommunication Services-13.79%
China Mobile (Hong Kong) Ltd.	1,360,000	8,791,869
China Mobile (Hong Kong) Ltd., ADR ¥	265,800	8,593,314
		17,385,183
Total China (Cost $12,314,275)		18,884,366

Egypt-2.90%

Wireless Telecommunication Services-2.90%
Orascom Telecom Holding SAE (Cost $3,086,067)	77,301	3,657,690

Hong Kong-1.43%

Wireless Telecommunication Services-1.43%
Hutchison Telecommunications International Ltd. † (Cost $1,625,404)	1,034,000	1,801,585

India-2.14%

Diversified Telecommunication Services-0.45%
Mahanagar Telephone Nigam Ltd.	186,900	565,130

Wireless Telecommunication Services-1.69%
Bharti Airtel Ltd. †	258,874	2,132,406
Total India (Cost $2,020,726)		2,697,536

Indonesia-4.55%

Diversified Telecommunication Services-4.55%
PT Telekomunikasi Indonesia (Cost $3,334,639)	6,918,500	5,728,047

Israel-6.34%

Diversified Telecommunication Services-1.13%
Bezeq Israeli Telecommunication Corporation Ltd.	485,959	580,240
Lynx Photonic Networks *	375,394	344,048
Lynx Series E *	493,000	498,487
		1,422,775

Technology-0.91%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,750,000	1,143,187

Venture Capital-4.30%
BPA Israel Ventures LLC † ‡ #	1,674,587	1,040,389
Concord Ventures II Fund, L.P. † ‡ #	3,840,000	1,112,836
Formula Ventures L.P. † ‡ #	1,500,000	107,940
Giza GE Venture Fund III, L.P. † ‡ #	2,640,000	1,605,912
K.T. Concord Venture Fund L.P. † ‡	2,000,000	713,744
Neurone Ventures II, L.P. † ‡ #	573,684	237,651
Walden Israel Ventures III, L.P. † ‡ #	953,563	601,440
		5,419,912
Total Israel(Cost $11,895,733)		7,985,874

Latin America-0.80%

Venture Capital-0.80%
JPMorgan Latin America Capital Partners (Cayman), L.P. † ‡	862,507	382,789
JPMorgan Latin America Capital Partners (Delaware), L.P. † ‡ #	1,355,207	628,762
Total Latin America (Cost $964,355)		1,011,551

Mexico-18.33%

Diversified Telecommunication Services-2.27%
Teléfonos de México S.A. de C.V., Series L, ADR ¥	122,200	2,864,368

Wireless Telecommunication Services-16.06%
América Móvil S.A. de C.V., Series L, ADR ¥	565,800	20,244,324
Total Mexico (Cost $8,462,555)		23,108,692

Morocco-0.76%

Diversified Telecommunication Services-0.76%
Maroc Telecom (Cost $830,508)	73,406	960,190

Philippines-2.05%

Diversified Telecommunication Services-2.05%
Philippine Long Distance Telephone Co. (Cost $2,072,012)	65,020	2,587,551

Poland-0.81%

Diversified Telecommunication Services-0.81%
Telekomunikacja Polska S.A. (Cost $1,004,035)	149,308	1,024,227

Russia-9.12%

Diversified Telecommunication Services-2.81%
Comstar United Telesystems, GDR † ††	295,144	1,720,689
Sibirtelecom	6,100,200	481,916
Uralsvyazinform	13,533,617	519,691
VolgaTelecom, ADR	104,200	822,138
		3,544,434

Media-0.79%
Independent Network Television Holding Ltd, Series II † ‡	1,000,000	1,000,000

Wireless Telecommunication Services-5.52%
Sistema JSFC, GDR †	23,272	513,148
Sistema JSFC, GDR † †† ¥	76,711	1,380,798
OAO Vimpel Communications, ADR †	50,700	2,443,740
Mobile Telesystems, ADR	82,000	2,619,080
		6,956,766
Total Russia (Cost $11,425,016)		11,501,200

South Africa-7.14%

Diversified Telecommunication Services-1.61%
Telkom South Africa Ltd.	107,827	2,032,420

Wireless Telecommunication Services-5.53%
MTN Group Ltd.	911,793	6,974,498
Total South Africa (Cost $8,024,627)		9,006,918

South Korea-4.79%

Wireless Telecommunication Services-4.79%
KT Freetel Co., Ltd.	45,500	1,354,144
SK Telecom Co., Ltd.	18,490	3,868,211
SK Telecom Co., Ltd., ADR	35,000	819,350
Total South Korea (Cost $5,768,426)		6,041,705

Thailand-0.61%

Diversified Telecommunication Services-0.61%
True Corporation Public Co. Ltd., Foreign Registered †	3,220,300	770,183
True Corporation Public Co. Ltd., Foreign Registered, Warrants (expiring 04/03/08) †	1,717,483	0
Total Thailand (Cost $724,888)		770,183

Turkey-1.00%

Wireless Telecommunication Services-1.00%
Turkcell Iletisim Hizmetleri AS (Cost $1,067,673)	280,404	1,252,932

Global-4.04%

Diversified Telecommunication Services-0.97%
TeleSoft Partners L.P. † ‡	1,250,000	43,700
TeleSoft Partners II QP, L.P. † ‡ #	1,920,000	1,178,650
		1,222,350

Venture Capital-3.07%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	3,866,670
Total Global (Cost $5,803,690)		5,089,020

Total Emerging Countries (Cost $90,882,151)		112,615,885

Equity Securities of Telecommunication Companies in Developed Countries-2.28%

United States-2.28%

Internet Software & Services-0.81%
Technology Crossover Ventures IV, L.P. † ‡	1,807,600	1,014,109

Wireless Telecommunication Services-1.47%
NII Holdings Inc., Class B †	35,200	1,857,856

Total Developed Countries (Cost $2,492,478)		2,871,965

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-5.40%

Argentina-0.00%

Investment & Holding Company-0.00%
Exxel Capital Partners V, L.P. † ‡ (Cost $380,019)	1,897,761	0

Brazil-1.02%

Independent Power Producers & Energy Traders-1.02%
AES Tiete S.A., PN	20,143,000	502,255
Companhia Energética de São Paulo, PN †	100,000,000	781,789
Total Brazil (Cost $993,899)		1,284,044

Chile-1.38%

Water Utilities-1.38%
Inversiones Aguas Metropolitanas S.A., ADR †† (Cost $1,416,079)	80,700	1,732,920

Israel-0.06%

Investment & Holding Company-0.06%
The Renaissance Fund LDC † ‡ (Cost $483,692)	160	80,708

Mexico-2.50%

Household Durables-1.41%
Urbi, Desarrollos Urbanos, S.A. de C.V. †	682,320	1,777,299

Transportation Infrastructure-1.09%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	46,100	1,379,773
Total Mexico (Cost $3,295,974)		3,157,072

Philippines-0.44%

Independent Power Producers & Energy Traders-0.44%
First Gen Corporation (Cost $576,524)	634,900	553,167

Total Other Essential Services (Cost $7,146,187)		6,807,911

Total Equity or Equity-Linked Securities (Cost $100,520,816)		122,295,761

Short-Term Investments-13.36%

	Principal Amount
	(000’s)
Grand Cayman-3.65%
JPMorgan Chase, overnight deposit, 4.36% 08/01/06** (Cost $4,600,000)	$4,600	4,600,000

United States-9.71%
Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 07/31/2006 to be repurchased at $4,614,834), 2.66%***, 08/01/06, collateralized by U.S. Government Securities****	4,615	4,614,503

Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 07/31/2006 to be repurchased at $7,632,446), 5.31%*****, 08/01/06, collateralized by U.S. Government Securities****	7,631	7,631,352

Total United States (Cost $12,245,855)		12,245,855

Total Short-Term Investments (Cost $16,845,855)		16,845,855

Total Investments-110.38% (Cost $117,366,671)		139,141,616

Liabilities in Excess of Cash and Other Assets-(10.38)%		(13,082,202)

NET ASSETS-100.00%		$126,059,414

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
¥	Security or a portion thereof is out on loan.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of July 31, 2006, the aggregate amount of open commitments for the Fund is $4,256,538.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
***	Interest rate after any rebate earned by borrower of securities.
****	Represents security purchased with cash collateral received for securities on loan.
*****	Interest rate before any rebate earned by borrower of securities.

ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
PN	Preferred Shares.

Security Valuation: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At July 31, 2006, the Fund held 14.22% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $23,486,181 and fair value of $17,930,591. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	07/31/06	Unit/Share	Net Assets	Received	Commitments

BPA Israel Ventures LLC	1,577,293	10/05/00 - 09/21/05	$1,168,324	$979,942	$0.62	0.78
	97,294	12/09/05	97,294	60,447	0.62	0.05
	1,674,587		1,265,618	1,040,389		0.83	$—	$625,413

Concord Ventures II Fund L.P.	3,760,000	03/29/00 - 07/11/05	2,615,107	1,089,652	0.29	0.86
	80,000	04/12/06	80,000	23,184	0.29	0.02
	3,840,000		2,695,107	1,112,836		0.88	151,554	160,000

Emerging Markets Ventures I, L.P.	7,215,129	01/22/98 - 06/30/05	4,114,585	3,848,694	0.53	3.05
	33,700	01/10/06	33,700	17,976	0.53	0.02
	7,248,829		4,148,285	3,866,670		3.07	3,128,680	851,172

Exxel Capital Partners V, L.P.	1,897,761	05/11/98 - 12/03/98	380,019	—	0.00	0.00	205,185	—

Formula Ventures L.P.	1,500,000	08/06/99 - 06/14/04	464,935	107,940	0.07	0.09	414,249	—

Giza GE Venture Fund III, L.P.	2,475,000	01/31/00 - 08/10/05	1,707,389	1,505,543	0.61	1.19
	55,000	03/02/06	54,295	33,456	0.61	0.03
	110,000	07/03/06	110,000	66,913	0.61	0.05
	2,640,000		1,871,684	1,605,912		1.27	269,219	110,000

Independent Network Television Holding Ltd, Series II	1,000,000	07/06/98	1,000,000	1,000,000	1.00	0.79	—	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	835,097	04/10/00 - 08/02/05	492,859	370,624	0.44	0.29
	27,410	06/27/06	27,410	12,165	0.44	0.01
	862,507		520,269	382,789		0.30	708,606	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,339,000	04/10/00 - 08/02/05	433,355	621,243	0.46	0.49
	3,998	12/27/05	0	1,855	0.46	—
	12,209	03/09/06	10,731	5,664	0.46	0.01
	1,355,207		444,086	628,762		0.50	1,191,615	640,026

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97 - 09/29/00	1,623,366	713,744	0.36	0.57	1,089,099	—

Neurone Ventures II, L.P.	536,184	11/24/00 - 08/15/05	291,621	222,116	0.41	0.18
	37,500	04/17/06	37,500	15,535	0.41	0.01
	573,684		329,121	237,651		0.19	39,421	187,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,500,000	12/21/00 - 03/30/05	1,215,247	979,875	0.65	0.78
	250,000	05/04/06	250,000	163,312	0.65	0.13
	1,750,000		1,465,247	1,143,187		0.91	—	250,000

Technology Crossover Ventures IV, L.P.	1,708,800	03/08/00 - 10/24/05	810,452	958,680	0.56	0.76
	58,800	05/05/06	58,422	32,988	0.56	0.02
	40,000	07/24/06	40,000	22,441	0.56	0.02
	1,807,600		908,874	1,014,109		0.80	902,150	192,400

Telesoft Partners L.P.	1,250,000	07/22/97 - 06/07/01	503,902	43,700	0.03	0.03	7,203,101	—

Telesoft Partners II QP, L.P.	1,740,000	07/14/00 - 12/09/04	971,503	1,068,152	0.61	0.85
	180,000	6/6/2006	180,000	110,498	0.61	0.09
	1,920,000		1,151,503	1,178,650		0.94	467,815	480,000

The Renaissance Fund LDC	160	03/30/94 - 03/21/97	483,692	80,708	504.43	0.06	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,622,118	06/07/00 - 10/27/05	2,691,985	2,304,569	0.64	1.83
	39,293	01/25/06	0	25,000	0.64	0.02
	3,661,411		2,691,985	2,329,569		1.85	837,379	338,589

Walden Israel Ventures III, L.P.	774,813	02/23/01 - 06/09/05	521,147	488,698	0.63	0.38
	89,375	11/22/05	77,976	56,371	0.63	0.05
	89,375	03/29/06	79,691	56,371	0.63	0.05
	953,563		678,814	601,440		0.48	728,770	421,438

Total			$22,626,507	$17,088,056		13.56	$18,834,455	$4,256,538

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $117,688,967, $29,853,520, $(8,400,871) and $21,452,649, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006